Risk management (Tables)	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*)[1]
in EUR million		12-month ECL (Stage 1)				Lifetime ECL not credit impaired (Stage 2)				Lifetime ECL credit impaired (Stage 3)				Total
Rating class		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions
		30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Investment grade	1 (AAA)	89,188	79,076	1	1	191	281							89,379	79,357	1	1
	2-4 (AA)	145,150	140,671	12	10	1,894	1,579	1	1					147,043	142,250	13	11
	5-7 (A)	265,263	244,241	27	22	6,323	6,908	8	8					271,586	251,149	34	29
	8-10 (BBB)	317,743	310,324	66	55	20,122	24,683	47	55					337,865	335,008	113	110
Non-investment grade	11-13 (BB)	159,671	154,348	197	190	18,158	18,479	100	91					177,828	172,827	297	281
	14-16 (B)	25,725	25,377	128	124	19,569	17,433	399	366					45,294	42,811	527	490
	17 (CCC)	666	905	8	8	4,637	3,992	214	173					5,304	4,897	222	181
Performing Restructuring	18 (CC)					4,471	4,059	268	233					4,471	4,060	268	233
	19 (C)					2,232	2,474	210	203					2,232	2,474	210	203
Non-performing loans	20-22 (D)									12,932	13,742	4,259	4,509	12,932	13,742	4,259	4,509
Total		1,003,405	954,943	439	409	77,596	79,888	1,247	1,130	12,932	13,742	4,259	4,509	1,093,934	1,048,574	5,945	6,049
[1] Stage 3 lifetime credit impaired provision includes €21 million (31 December 2024: €21 million) on purchased or originated credit impaired.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
	30 June 2025								31 December 2024
Opening balance as at 1 January	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
Transfer into 12-month ECL (Stage 1)	16,783	15	-16,655	-132	-128	-23	0	-141	20,486	22	-20,236	-195	-249	-34	0	-207
Transfer into lifetime ECL not credit impaired (Stage 2)	-24,349	-36	25,053	358	-703	-72	0	250	-43,155	-49	43,900	429	-745	-96	0	285
Transfer into lifetime ECL credit impaired (Stage 3)	-980	-7	-1,305	-107	2,286	562	0	448	-2,980	-18	-2,856	-235	5,836	1,802	0	1,548
Net remeasurement of loan loss provisions	0	-7	0	85	0	137		215	0	-181	0	-137	0	185	0	-133
New financial assets originated or purchased	134,966	119	0	0	0	1	134,966	120	212,516	192	0	0	0	0	212,516	192
Financial assets that have been derecognised	-65,485	-40	-6,435	-84	-554	-121	-72,474	-245	-126,858	-76	-11,840	-153	-1,450	-257	-140,148	-485
Net drawdowns and repayments	-28,119		-3,973		-912		-33,005		-41,763	0	-4,393	0	-309	0	-46,465	0
Changes in models/risk parameters	0	-6	0	17	0	-47	0	-35	0	8	0	-6	0	-22	0	-20
Increase in loan loss provisions		39		137		436		612		-102		-297		1,578		1,179
Write-offs	0	0	0	0	-556	-556	-556	-556	0	0	0	0	-1,017	-1,017	-1,017	-1,017
Disposals	-510	-2	-68	-2	-282	-125	-860	-129	-935	-1	-141	-8	-279	-215	-1,355	-225
Recoveries of amounts previously written off		0		0		30		30		0		0		69		69
Foreign exchange and other movements	16,157	-7	1,092	-18	40	-35	17,288	-60	0	-5	0	0	0	208	0	203
Closing balance	1,003,405	439	77,596	1,247	12,932	4,259	1,093,934	5,945	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049
[1]    Stage 3 lifetime credit impaired provision includes €21 million (31 December 2024:€21 million) on purchased or originated credit impaired.
[2]    The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €612 million (31 December 2024: €1,194 million) of which €638 million (31 December 2024: €1,170 million) related to IFRS 9 eligible financial assets, €-26 million (31 December 2024: €9 million) related to non-credit replacement guarantees and €0 million (31 December 2024: €15 million) to modification gains and losses on restructured financial assets.

Management Adjustments

Management adjustments to ECL models (*)
in EUR million	30 June 2025	31 December 2024
Commercial Real Estate/ Inflation and interest rate increases	32	50
Economic sector / portfolio based adjustments	20	38
Mortgage portfolio adjustments	112	112
Climate transition risk	44	29
Other Post Model Adjustments	29	-27
Total management adjustments	236	203

Sensitivity analysis for credit risk

Sensitivity analysis as at 30 June 2025 (*)
		2025	2026	2027	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	1.6	2.7	2.9	275	20%	382
	Unemployment	3.8	3.5	3.3
	HPI	9.8	16.7	5.1
Baseline scenario	Real GDP	1.2	1.1	1.5	352	60%
	Unemployment	4.0	4.2	4.2
	HPI	7.2	3.8	3.0
Downside scenario	Real GDP	0.6	-1.6	-0.9	581	20%
	Unemployment	5.0	6.6	7.8
	HPI	3.5	-12.8	0.0
Germany Upside scenario	Real GDP	0.5	3.1	2.6	577	20%	621
	Unemployment	3.3	2.7	2.2
	HPI	4.1	8.0	9.6
Baseline scenario	Real GDP	0.0	1.2	1.5	612	60%
	Unemployment	3.6	3.4	3.2
	HPI	2.9	4.4	6.4
Downside scenario	Real GDP	-0.7	-2.1	-0.4	695	20%
	Unemployment	4.2	5.3	5.7
	HPI	1.5	-0.4	2.2
Belgium Upside scenario	Real GDP	1.2	2.4	2.3	540	20%	583
	Unemployment	5.4	5.2	5.1
	HPI	4.1	4.8	4.4
Baseline scenario	Real GDP	0.9	1.1	1.5	572	60%
	Unemployment	5.9	5.8	5.7
	HPI	3.4	3.8	3.9
Downside scenario	Real GDP	0.3	-1.2	0.5	658	20%
	Unemployment	6.7	7.7	8.1
	HPI	2.5	2.1	2.6
United States Upside scenario	Real GDP	1.7	2.9	3.2	82	20%	126
	Unemployment	4.2	3.0	2.5
	HPI	4.7	6.3	9.7
Baseline scenario	Real GDP	1.4	1.5	2.0	111	60%
	Unemployment	4.5	4.3	4.3
	HPI	4.3	3.6	4.4
Downside scenario	Real GDP	0.7	-1.7	-0.9	213	20%
	Unemployment	5.3	6.9	7.9
	HPI	3.3	-2.6	-2.7
[1]Excluding management adjustments.

Sensitivity analysis as at 31 December 2024 (*)
		2025	2026	2027	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	3.0	2.5	193	20%	270
	Unemployment	3.5	3.3	3.3
	HPI	18.9	11.7	2.5
Baseline scenario	Real GDP	1.5	1.4	1.5	249	60%
	Unemployment	4.0	4.1	4.3
	HPI	9.1	3.5	2.4
Downside scenario	Real GDP	-0.4	-1.4	-0.2	411	20%
	Unemployment	5.7	7.2	8.1
	HPI	-3.7	-7.2	2.2
Germany Upside scenario	Real GDP	2.0	2.8	1.6	510	20%	548
	Unemployment	2.9	2.4	2.0
	HPI	5.4	8.9	9.9
Baseline scenario	Real GDP	0.5	1.1	1.2	540	60%
	Unemployment	3.4	3.3	3.2
	HPI	2.6	5.6	6.3
Downside scenario	Real GDP	-1.7	-1.7	0.3	609	20%
	Unemployment	4.7	5.6	5.9
	HPI	-1.7	1.3	2.2
Belgium Upside scenario	Real GDP	2.2	2.6	2.1	534	20%	579
	Unemployment	5.1	5.0	4.9
	HPI	4.8	4.5	4.4
Baseline scenario	Real GDP	1.1	1.5	1.6	569	60%
	Unemployment	5.7	5.7	5.6
	HPI	3.2	4.1	3.8
Downside scenario	Real GDP	-0.6	-0.2	1.1	654	20%
	Unemployment	7.0	8.0	8.0
	HPI	1.2	2.9	2.5
United States Upside scenario	Real GDP	3.1	3.5	3.2	74	20%	113
	Unemployment	3.4	2.4	2.3
	HPI	4.3	8.4	9.4
Baseline scenario	Real GDP	2.0	2.0	2.0	101	60%
	Unemployment	4.2	4.1	4.0
	HPI	3.3	3.7	3.9
Downside scenario	Real GDP	-0.1	-1.1	-0.4	187	20%
	Unemployment	5.9	7.3	8.0
	HPI	-0.7	-3.0	-2.5
[1] Excluding management adjustments.

Reconciliation of model ECL to total ECL

Reconciliation of reportable collective ECL to total ECL (*)
in EUR million	30 June 2025	31 December 2024
Total reportable collective provisions	3,162	2,975
ECL from individually assessed impairments	2,547	2,871
ECL from management adjustments	236	203
Total ECL	5,945	6,049

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	30 June 2025		31 December 2024
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.9	2.4	2.9	2.4
Consumer lending	2.9	2.2	2.8	2.1
Business lending	2.7	2.0	2.7	2.1
Governments and financial institutions	2.9	1.9	2.9	1.9
Other Wholesale Banking	2.7	1.9	2.7	1.9